Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Share Capital Class A ordinary shares Cumulative-effect adjustment CNY (¥) shares	Share Capital Class A ordinary shares CNY (¥) shares		Share Capital Class A ordinary shares USD ($) shares	Share Capital Class B ordinary Shares Cumulative-effect adjustment CNY (¥) shares	Share Capital Class B ordinary Shares CNY (¥) shares		Share Capital Class B ordinary Shares USD ($) shares		Additional Paid-in Capital Cumulative-effect adjustment CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock Cumulative-effect adjustment CNY (¥) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Statutory Reserves Cumulative-effect adjustment CNY (¥)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated deficit Cumulative-effect adjustment CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated Other Comprehensive Loss Cumulative-effect adjustment CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Noncontrolling Interests Cumulative-effect adjustment CNY (¥)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	Class A ordinary shares shares	Cumulative-effect adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)			¥ 600									¥ 224,694						¥ 23,314			¥ 11,836			¥ (393)							¥ 260,051
Balance at Jun. 30, 2022			¥ 600									224,694						23,314			11,836			(393)							260,051
Balance (in Shares) at Jun. 30, 2022 | shares	[1]		1,005,244		1,005,244
Balance (in Shares) at Jun. 30, 2022 | shares	[1]
Net loss																					(43,577)										(43,577)
Foreign currency translation																								560							560
Provision for statutory reserves																		7			(7)
Disposal of subsidiaries																		(250)			250
Balance at Jun. 30, 2023			¥ 600									224,694						23,071		¥ (93)	(31,498)			167						¥ (93)	217,034
Balance (in Shares) at Jun. 30, 2023 | shares	[1]		1,005,244		1,005,244
Balance (in Shares) at Jun. 30, 2023 | shares	[1]
Balance (in Dollars)			¥ 600									224,694						23,071		¥ (93)	(31,498)			167						¥ (93)	217,034
Net loss																					(289,670)						(222,401)				(512,071)
Foreign currency translation																								583			378				961
Unrealized net loss on available-for-sale investments																								(3,043)			(2,927)				(5,970)
Issuance of shares for business combination (Note 3(a))			¥ 2,017									1,339,405															1,336,190				2,677,612
Issuance of shares for business combination (Note 3(a)) (in Shares) | shares	[1]		3,156,815		3,156,815
Addition in non-controlling interests due to business combination (Note 3(b))																											266,255				266,255
Acquisition of non-controlling interests in AIFU Inc.												21,697															(42,320)				(20,623)
Share-based compensation												13,188															10,148				23,336
Dividend declared to non-controlling interests																											(29,500)				(29,500)
Disposal of subsidiaries																											(6,438)				(6,438)
Repurchase 4.46% equity interests held by AIFU Inc. (Note 1)												(12,952)			¥ (29)												(2,782)				(15,763)
Repurchase 4.46% equity interests held by AIFU Inc. (Note 1) (in Shares) | shares	[1]														44,817	44,817
Accretion of redeemable ordinary shares												(826)																			(826)
Partial disposal of equity interests in a subsidiary												(2,189)						(7)			7						2,189
Balance at Jun. 30, 2024			¥ 2,617									1,583,017			¥ (29)			23,064			(321,254)			(2,293)			1,308,792				2,593,914
Balance (in Shares) at Jun. 30, 2024 | shares	[1]		4,162,059		4,162,059
Balance (in Shares) at Jun. 30, 2024 | shares	[1]														44,817	44,817
Balance (in Dollars)			¥ 2,617									1,583,017			¥ (29)			23,064			(321,254)			(2,293)			1,308,792				2,593,914
Adjustment for fractional shares resulting from the share consolidation				[1]
Adjustment for fractional shares resulting from the share consolidation (in Shares) | shares	[1]														(7)	(7)
Net loss																					(195,963)						(262,939)				(458,902)	$ (64,060)
Foreign currency translation																								(1,536)			312				(1,224)
Unrealized net loss on available-for-sale investments																								(2,178)			(5,647)				(7,825)
Issuance of Class B ordinary shares (Note 19)							¥ 7,299																								¥ 7,299
Issuance of Class B ordinary shares (Note 19) (in Shares) | shares							11,111,113	[1]	11,111,113	[1]																			9,295,383		44,810	44,810
Share transfer from Class B ordinary shares to Class A ordinary shares			¥ 2,920				¥ (2,920)
Share transfer from Class B ordinary shares to Class A ordinary shares (in Shares) | shares	[1]		4,444,445		4,444,445		(4,444,445)		(4,444,445)
Exercise of share option			¥ 436									(436)
Exercise of share option (in Shares) | shares	[1]		666,704		666,704
Share-based compensation												49,027															24,072				73,099
Injection from non controlling interests												(395)															562				167
Provision for statutory reserves																		152			(152)
Disposal of subsidiaries												(1,790)												(5)			(92,315)				(94,110)
Accretion of redeemable ordinary shares												(2,141)																			(2,141)
Acquired shares from minority interests												2,968															(2,968)
Partial disposal of equity interests in a subsidiary												(504,317)															534,213				29,896
Balance at Jun. 30, 2025			¥ 5,973		$ 833		¥ 4,379		$ 612			1,125,933	$ 157,174		¥ (29)	$ (4)		23,216	$ 3,241		(517,369)	$ (72,222)		(6,012)	$ (839)		1,504,082	$ 209,962			2,140,173	$ 298,757
Balance (in Shares) at Jun. 30, 2025 | shares	[1]		9,273,208		9,273,208		6,666,668		6,666,668
Balance (in Shares) at Jun. 30, 2025 | shares	[1]														44,810	44,810
Balance (in Dollars)			¥ 5,973		$ 833		¥ 4,379		$ 612			¥ 1,125,933	$ 157,174		¥ (29)	$ (4)		¥ 23,216	$ 3,241		¥ (517,369)	$ (72,222)		¥ (6,012)	$ (839)		¥ 1,504,082	$ 209,962			¥ 2,140,173	$ 298,757

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025